Accounts Receivable, Net	6 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consist of the following:

	March 31, 2025	September 30, 2024
Accounts receivable	$4,345,525	$5,993,769
Less: allowance for credit losses	(106,801)	(81,734)
Accounts receivable, net	$4,238,724	$5,912,035

The Company’s accounts receivable primarily includes balances due from customers when the Company’s wheelchair and living aids products have been sold and delivered to customers, the Company’s contracted performance obligations have been satisfied, amount billed and the Company has an unconditional right to payment, which has not been collected as of the balance sheet dates.

For accounts receivable, approximately 59.3%, or $2.5 million of the March 31, 2025 balance have been subsequently collected. The remaining balance of approximately $1.7 million is expected to be collected before March 31, 2026.

Allowance for credit losses movement is as follows:

	March 31, 2025	September 30, 2024
Beginning balance	$81,734	$125,448
Additions (reductions)	27,919	(47,515)
Foreign currency translation adjustments	(2,852)	3,801
Ending balance	$106,801	$81,734